Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Property and Equipment, Net
Summary of Property and Equipment, Net

($ in thousands)	March 31, 2023	June 30, 2022
Property and Equipment
Leasehold Improvements	$1,680	$1,680
Machinery and Equipment	26,963	19,440
Furniture and Fixtures	1,749	3,530
Capitalized Software	10,508	11,451
Equipment Under Capital Leases	12,488	12,917
Computer Equipment	1,626	2,662
Construction in Progress	154	154
	55,168	51,834
Less: Accumulated Depreciation and Amortization	(43,902)	(48,550)
Total Property and Equipment, Net	11,266	$3,284

($ in thousands)	June 30, 2022	June 30, 2021
Property and Equipment
Leasehold Improvements	$1,680	$1,597
Machinery and Equipment	19,440	19,236
Furniture and Fixtures	3,530	2,622
Capitalized Software	11,451	11,422
Equipment Under Capital Leases	12,917	12,917
Computer Equipment	2,662	2,665
Construction in Progress	154	104
	51,834	50,563
Less: Accumulated Depreciation and Amortization	(48,550)	(44,233)
Total Property and Equipment, Net	$3,284	$6,330